Commitment and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Other Commitments [Line Items]
Purchase commitment, outstanding inventory and other	$ 2,200,000	$ 2,100,000
Long-term inventory prepayment	10,000	10,000	$ 0
Letters of credit outstanding, amount	$ 17,800
Senior Credit Facility | Credit facility
Other Commitments [Line Items]
Letters of credit outstanding, amount		$ 20,200
Minimum
Other Commitments [Line Items]
Expected timing of future prepayment	6 months
Maximum
Other Commitments [Line Items]
Expected timing of future prepayment	12 months